Investment Objectives and Goals - YieldMax® Memory and Storage Portfolio Option Income ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Memory and Storage Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.